Aggregate status of the plans and the amounts recognized in the consolidated financial statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 705,482	$ 663,880
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	27,863	29,981	31,139
Termination benefit cost	0	0	15,559
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	0	58,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	147,677	297,765
Accumulated other comprehensive loss	147,677	297,765	281,431
Reconciliation Of Net Liabilities Abstract:
Defined Benefit Plan, Funded Status of Plan	(126,086)	(155,308)
Amount prepaid (accued) at beginning of year	171,679	126,123
Net periodic benefit credit (cost)	(6,099)	(12,444)
Additional benefit cost	0	0
Amount prepaid (accrued) at end of year	165,580	171,679	126,123
Amount recognized in AOCL	(147,677)	(297,765)	(281,431)
Defined Benefit Plan, Funded Status of Plan	17,903	(126,086)	(155,308)
Pension Plans, Defined Benefit [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	751,605	706,449
Interest cost	27,863	29,981
Termination benefit cost	0	0
Actuarial loss (gain)	(76,997)	64,103
Benefits paid	(49,075)	(48,928)
Benefit obligation at end of year	653,396	751,605
Pension Plans, Defined Benefit [Member] | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(49,075)	(48,928)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	625,519	551,141
Actual return on plan assets	94,855	65,306
Defined Benefit Plan Contributions By Employer	0	58,000
Fair value of plan assets at end of year	671,299	625,519
Other Pension Plans Defined Benefit Member
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	1,493	1,572	1,581
Termination benefit cost	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	51	51
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	6,928	15,055
Accumulated other comprehensive loss	6,928	15,055	14,387
Reconciliation Of Net Liabilities Abstract:
Defined Benefit Plan, Funded Status of Plan	(9,434)	(8,057)
Amount prepaid (accued) at beginning of year	5,621	6,330
Net periodic benefit credit (cost)	(656)	(760)
Additional benefit cost	0	0
Amount prepaid (accrued) at end of year	5,016	5,621	6,330
Amount recognized in AOCL	(6,928)	(15,055)	(14,387)
Defined Benefit Plan, Funded Status of Plan	(1,912)	(9,434)	(8,057)
Other Pension Plans Defined Benefit Member | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	40,051	36,439
Interest cost	1,493	1,572
Termination benefit cost	0	0
Actuarial loss (gain)	(4,169)	3,287
Benefits paid	(1,279)	(1,247)
Benefit obligation at end of year	36,096	40,051
Other Pension Plans Defined Benefit Member | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(1,279)	(1,247)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	30,616	28,382
Actual return on plan assets	4,795	3,430
Defined Benefit Plan Contributions By Employer	51	51
Fair value of plan assets at end of year	$ 34,183	$ 30,616